UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6671

DWS Global High Income Fund, Inc.

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS Global High Income Fund, Inc.

		Principal Amount ($) (a)	Value ($)

Bonds 117.8%
Argentina 7.8%
Banco Hipotecario SA, Series REG S, 9.75%, 4/27/2016		1,000,000	911,250
Republic of Argentina:
GDP Linked Note, 12/15/2035		3,000,000	385,500
2.0%, 1/3/2010	ARS	1,800,000	607,030
Series X, 7.0%, 4/17/2017 (b)		7,060,000	5,690,215

(Cost $8,305,815)			7,593,995
Brazil 18.7%
Banco Bradesco SA, Series REG S, 14.8%, 1/4/2010	BRL	7,100,000	4,197,839
Federative Republic of Brazil:
10.0%, 8/7/2011		340,000	401,200

10.5%, 7/14/2014		3,400,000	4,370,700
11.0%, 1/11/2012 (b)		1,640,000	2,017,200
11.0%, 8/17/2040		2,460,000	3,302,550
Independencia International, REG S, 9.875%, 1/31/2017		460,000	427,800
ISA Capital do Brasil SA, Series REG S, 7.875%, 1/30/2012		1,000,000	1,017,500
Notas do Tesouro Nacional, 10.0%, 1/1/2017	BRL	5,400,000	2,609,077

(Cost $16,675,236)			18,343,866
China 2.3%
Agile Property Holdings Ltd., REG S, 9.0%, 9/22/2013		780,000	686,400
Parkson Retail Group Ltd.:
7.125%, 5/30/2012		200,000	190,500
7.875%, 11/14/2011		1,400,000	1,386,000

(Cost $2,364,452)			2,262,900
Colombia 8.0%
EEB International Ltd., Series REG S, 8.75%, 10/31/2014		500,000	513,750
Republic of Colombia:
7.375%, 1/27/2017		3,100,000	3,397,600
7.375%, 9/18/2037 (b)		2,750,000	2,935,625
11.75%, 3/1/2010	COP	1,900,000,000	1,002,786

(Cost $7,786,905)			7,849,761
Dominican Republic 3.1%
Cerveceria Nacional Dominicana, Series REG S, 16.0%, 3/27/2012		1,000,000	1,019,800
Dominican Republic:
Series REG S, 8.625%, 4/20/2027		1,400,000	1,589,000
Series REG S, 9.04%, 1/23/2018 (PIK)		393,472	439,705

(Cost $3,020,567)			3,048,505
Ecuador 2.9%
Republic of Ecuador:
Series REG S, 9.375%, 12/15/2015		800,000	808,720
Series REG S, 10.0%, 8/15/2030		2,100,000	2,031,750

(Cost $2,520,394)			2,840,470
Egypt 4.0%
Republic of Egypt:
Series 364, Treasury Bill, 8.54% *, 2/12/2008	EGP	10,000,000	1,794,332
Series REG S, 8.75%, 7/18/2012	EGP	9,000,000	1,676,113
9.1%, 9/20/2012	EGP	2,600,000	475,649

(Cost $3,792,549)			3,946,094
El Salvador 1.6%
Republic of El Salvador, Series REG S, 7.65%, 6/15/2035 (b) (Cost $1,392,125)		1,400,000	1,575,000
Gabon 2.0%
Republic of Gabon, Series REG S, 8.2%, 12/12/2017 (Cost $1,914,291)		1,880,000	1,962,250
Ghana 2.2%
Republic of Ghana, Series REG S, 8.5%, 10/4/2017 (b) (Cost $2,020,457)		2,000,000	2,115,000
Guatemala 1.7%
Republic of Guatemala:
Series REG S, 9.25%, 8/1/2013		900,000	1,045,350
10.25%, 11/8/2011		500,000	582,500

(Cost $1,533,413)			1,627,850
Indonesia 5.0%
BLT Finance BV, Series REG S, 7.5%, 5/15/2014		970,000	732,746

Majapahit Holding BV, Series REG S, 7.75%, 10/17/2016		1,000,000	977,109
Republic of Indonesia, Series REG S, 6.625%, 2/17/2037		3,400,000	3,179,000

(Cost $5,245,490)			4,888,855
Malaysia 1.9%
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009 (Cost $1,565,436)	MYR	5,900,000	1,841,580
Mexico 5.6%
Desarrolladora Homex SAB de CV, 7.5%, 9/28/2015		400,000	389,000
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023	MXN	21,500,000	2,034,087
Series MI-10, 9.0%, 12/20/2012	MXN	31,300,000	3,062,824

(Cost $5,404,247)			5,485,911
Netherlands 1.5%
GTB Finance BV, 8.5%, 1/29/2012 (Cost $1,585,944)		1,600,000	1,528,000
Pakistan 1.9%
Republic of Pakistan, Series REG S, 6.875%, 6/1/2017 (Cost $2,151,819)		2,210,000	1,834,300
Panama 1.3%
Republic of Panama:
6.7%, 1/26/2036		300,000	303,000
7.125%, 1/29/2026		120,000	127,320
8.875%, 9/30/2027		700,000	878,500

(Cost $1,287,479)			1,308,820
Peru 6.1%
Republic of Peru:
6.55%, 3/14/2037		600,000	617,640
Series REG S, 6.9%, 8/12/2037	PEN	9,000,000	3,054,815
7.35%, 7/21/2025		2,000,000	2,270,000

(Cost $5,472,030)			5,942,455
Philippines 6.9%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		2,800,000	3,381,000
Republic of Philippines:
8.25%, 1/15/2014		2,020,000	2,297,750
8.375%, 2/15/2011		1,000,000	1,091,200

(Cost $6,231,717)			6,769,950
Russia 1.5%
Red Arrow International Leasing, "A", 8.375%, 6/30/2012 (Cost $1,308,772)	RUB	34,876,318	1,429,641
Serbia 0.7%
Republic of Serbia, Series REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024 (Cost $666,393)		700,000	647,500
South Africa 3.2%
Republic of South Africa:
Series R-195, 10.0%, 2/28/2008	ZAR	4,800,000	641,176
Series R-196, 10.0%, 2/28/2009	ZAR	18,400,000	2,453,164

(Cost $3,272,505)			3,094,340
Turkey 11.4%
Republic of Turkey:
6.875%, 3/17/2036 (b)		3,310,000	3,252,075
7.25%, 3/15/2015 (b)		2,200,000	2,373,250
8.0%, 2/14/2034		810,000	900,113
Series CPI, 10.0%, 2/15/2012	TRY	3,300,000	3,218,412

16.0%, 3/7/2012	TRY	1,800,000	1,515,313

(Cost $10,433,029)			11,259,163
Ukraine 1.9%
Government of Ukraine, Series REG S, 7.65%, 6/11/2013 (Cost $1,805,197)		1,750,000	1,878,642
United States 2.7%
US Treasury Bond, 8.125%, 8/15/2019 (Cost $2,504,745)		1,900,000	2,630,609
Uruguay 0.9%
Republic of Uruguay, 5.0%, 9/14/2018 (Cost $807,219)	UYU	16,200,000	901,833
Venezuela 11.0%
Petroleos de Venezuela SA, 5.375%, 4/12/2027		3,100,000	1,922,000
Republic of Venezuela:
7.65%, 4/21/2025 (b)		2,800,000	2,436,000
9.25%, 9/15/2027 (b)		2,100,000	2,131,500
10.75%, 9/19/2013 (b)		3,900,000	4,290,000

(Cost $11,653,785)			10,779,500

Total Bonds (Cost $112,722,011)			115,386,790
Sovereign Loans 3.8%
Russia 1.9%
Alfa Bank, 8.635%, 2/22/2017		1,000,000	929,360
Russian Standard Finance SA, Series 2, REG S, 7.5%, 10/7/2010		1,000,000	926,055

(Cost $1,922,717)			1,855,415
Ukraine 1.9%
Alfa Bank-Ukraine, Series 2006-02, 9.75%, 12/22/2009		1,000,000	982,500
Export-Import Bank of Ukraine, 7.65%, 9/7/2011		900,000	898,290

(Cost $1,914,803)			1,880,790

Total Sovereign Loans (Cost $3,837,520)			3,736,205
		Shares	Value ($)

Cash Equivalents 3.8%
Cash Management QP Trust, 4.52% (c) (Cost $3,757,349)		3,757,349	3,757,349
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $120,316,880)		125.4	122,880,344
Notes Payable		27.2	26,623,520
Other Assets and Liabilities, Net		(52.6)	(51,549,983)

Net Assets		100.0	97,953,881

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Bond equivalent yield to maturity; not a coupon rate.
(a)		Principal amount stated in US dollars unless otherwise noted.
(b)		Securities, or a portion thereof, subject to a financing transaction.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
GDP: Gross Domestic Product
PIK: Denotes that all or a portion of the income is paid in kind.

As of January 31, 2008, the Fund had the following open forward foreign currency exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
USD	2,413,854	RUB	59,796,000	4/17/2008	24,465
USD	2,099,319	TRY	2,621,000	4/17/2008	81,071
ZAR	22,434,000	USD	3,064,545	4/17/2008	118,425
Total unrealized appreciation					223,961

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
BRL	6,406,000	USD	3,464,575	4/17/2008	(129,499)
COP	1,929,438,000	USD	964,719	4/17/2008	(15,643)
TRY	5,584,000	USD	4,491,634	4/17/2008	(153,653)
USD	1,834,808	UAH	9,330,000	4/17/2008	(18,664)
Total unrealized depreciation					(317,459)

Currency Abbreviations
ARS	Argentine Peso	RUB	Russian Ruble
BRL	Brazilian Real	TRY	Turkish Lira
COP	Colombian Peso	UAH	Ukraine Hryvnia
EGP	Egyptian Pound	UYU	Uruguayan Peso
MXN	Mexican Peso	USD	United States Dollar
MYR	Malaysian Ringgit	ZAR	South African Rand
PEN	Peruvian Nouveau Sol

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008